Share-Based Compensation -Schedule of Nonvested Restricted Stock Units Activity (Detail) - Restricted Stock [Member] - 2020 Plan [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Schedule Of Nonvested Restricted Stock Units Activity [Line Items]
Granted | shares	1,328,120
Vested | shares	(565,200)
Numbers of shares, Outstanding | shares	762,920
Granted | $ / shares	$ 13.34
Vested | $ / shares	13.95
Weighted average grant date fair value, Outstanding | $ / shares	$ 12.89
Granted | shares	4,093,079
Forfeited | shares	(13,461)
Numbers of shares, Outstanding | shares	4,079,618
Granted | $ / shares	$ 13.99
Forfeited | $ / shares	11.73
Weighted average grant date fair value, Outstanding | $ / shares	$ 14.00